OBLIGATION UNDER OPERATING LEASES	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Leases [Abstract]
Leases of Lessee Disclosure [Text Block]
24.	OBLIGATION UNDER OPERATING LEASES

The Company leases (i) 2,178 square feet of agriculture space used for offices for a monthly rent of $512 in Enping City, Guangdong Province, PRC, its lease expiring on March 31, 2014; (ii)5,081 square feet of office space in Guangzhou City, Guangdong Province, PRC for a monthly rent of $11,838, its lease expiring on July 8, 2014; and (iii) 1,555 square feet each for two staff quarter in Linli District, Hunan Province, PRC for a monthly rent of $159, its lease expiring on January 23, 2013 and May 1, 2014.

Lease expense was $38,002 and $14,150 for the three months ended September 30, 2013 and 2012, respectively.
Lease expense was $114,006 and $28,300 for the nine months ended September 30, 2013 and 2012, respectively.

The future minimum lease payments as of September 30, 2013, are as follows:

September 30, 2013
$

Year ended December 31, 2013	37,526
Year ended December 31, 2014	85,038
Thereafter	-
122,564

28.     OBLIGATION UNDER OPERATING LEASES

The Company leases (i) 2,178 square feet of agriculture space used for offices for a monthly rent of $512 in Enping City, Guangdong Province, PRC, its lease expiring on March 31, 2014;(ii) 2,300 square feet of office space in Guangzhou City, Guangdong Province, PRC for a monthly rent of $4,238, its lease expiring on October 15, 2012; (iii)5,081 square feet of office space in Guangzhou City, Guangdong Province, PRC for a monthly rent of $11,838, its lease expiring on July 8, 2014; and (iv) 1,555 square feet each for two staff quarter in Linli District, Hunan Province, PRC for a monthly rent of $159, its lease expiring on January 23, 2013 and May 1, 2014.

Lease expense was $155,119 and $64,256 for the years ended December 31, 2012 and 2011, respectively.

The future minimum lease payments as of December 31, 2012, are as follows:

2012

Year ended December 31, 2013	$156,401
Year ended December 31, 2014	87,843
Thereafter	-
$244,244